LONG-TERM LOANS (Schedule of other loan) (Details) - Other loan - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Interest rate	14.00%
Maturity	2026
Long-term loan	$ 2,000	$ 2,000